Leases (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 CNY (¥) store	Dec. 31, 2022 CNY (¥) lease
Components of rental expense
Operating lease cost	¥ 71,046,072	¥ 254,209,990
Variable lease cost	3,446,070	3,718,849
Short-term lease cost	128,165	113,048
Total rental expense	74,620,307	250,604,189
Granted, lease concessions from landlords related to COVID-19	1,027,204	16,816,763
Asset
Operating lease right-of-use assets	913,908,585	946,872,784
Liabilities
Current operating lease liabilities	179,661,715	180,468,426
Non-current operating lease liabilities	788,088,534	820,248,803
Total operating lease liabilities	967,750,249	1,000,717,229
Other information related to operating leases
Cash paid for amounts included in the measurement of lease liabilities	64,961,006	206,073,929
Right-of-use assets obtained in exchange for new lease liabilities	¥ 27,709,016	¥ 241,609,016
Weighted-average remaining lease term (years)	4 years 7 months 24 days	5 years 7 months 9 days
Weighted-average discount rate	5.86%	5.96%
Number of leased stores And office spaces	598	500